Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Basic earnings per share	€ 3.50	€ 2.16	€ 1.83
Diluted earnings per share	3.48	2.15	1.82
Underlying earnings per share	€ 2.36	€ 2.24	€ 2.03
Less treasury shares held by employee share trusts and companies	(295.4)	(223.3)	(184.7)
Combined average number of share units	2,683.3	2,801.6	2,840.2
Add dilutive effect of share-based compensation plans	11.5	12.4	13.7
Diluted combined average number of share units - used for diluted and underlying earnings per share	2,694.8	2,814.0	2,853.9
Net profit	€ 9,808	€ 6,486	€ 5,547
Non-controlling interests	(419)	(433)	(363)
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share	9,389	6,053	5,184
Post tax impact of non-underlying items	(3,024)	262	601
Underlying profit attributable to shareholders' equity - used for underlying earnings per share	€ 6,365	€ 6,315	€ 5,785
Unilever N.V. [member]
Earnings per share [line items]
Combined average number of share units	1,714.7	1,714.7	1,714.7
Unilever PLC [member]
Earnings per share [line items]
Combined average number of share units	1,264.0	1,310.2	1,310.2